Document and Entity Information	Mar. 10, 2026
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001559432
Document Type	8-K
Document Period End Date	Mar. 10, 2026
Entity Registrant Name	TXO Partners, L.P.
Entity Incorporation State Country Code	DE
Entity File Number	001-04321
Entity Tax Identification Number	32-0368858
Entity Address, Address Line One	400 West 7th Street
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	334-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
New York Stock Exchange [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Units
Trading Symbol	TXO
Security Exchange Name	NYSE
NYSE Texas [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Units
Trading Symbol	TXO
Security Exchange Name	NYSE